Notes Payable (Details) $ / shares in Units, $ in Thousands																		1 Months Ended								3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 03, 2023 USD ($) $ / shares shares	Dec. 28, 2022 USD ($)	Oct. 10, 2022 USD ($) shares	Sep. 23, 2022 USD ($) $ / shares	Aug. 14, 2022 USD ($) $ / shares	Aug. 14, 2022 USD ($) $ / shares	Aug. 10, 2022	Feb. 25, 2022 USD ($)	Aug. 10, 2021 USD ($) $ / shares	Aug. 05, 2021 USD ($) $ / shares shares	Jun. 09, 2021 USD ($) $ / shares	May 13, 2021 USD ($)	Mar. 12, 2021 USD ($)	Mar. 08, 2021 USD ($)	Mar. 01, 2021 USD ($)	Jan. 13, 2021 USD ($)	Nov. 22, 2020 shares	Dec. 28, 2022 USD ($)	Oct. 19, 2022 USD ($) shares	Sep. 23, 2022 USD ($) $ / shares	Jul. 31, 2022 $ / shares	Jul. 26, 2022 USD ($)	Feb. 25, 2022 USD ($)	Aug. 26, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Sep. 30, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 23, 2023 USD ($)	Nov. 12, 2022 USD ($)	Nov. 08, 2022 USD ($) $ / shares	Oct. 11, 2022 USD ($)	Sep. 25, 2022 USD ($)	Apr. 30, 2022 USD ($)	Jul. 12, 2021 USD ($)	Jan. 27, 2021 $ / shares	Oct. 13, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Notes Payable (Details) [Line Items]
Conversion price, percentage																					92.00%								90.00%
Original issue discount percentage					50.00%
Total commitments																													$ 300,000
Total potential commitments																																$ 300,000
Aggregate principal																																					$ 1,200
Conversion price (in Dollars per share) | $ / shares																				$ 1.05
Conversion price (in Dollars per share) | $ / shares									$ 10
Per share price (in Dollars per share) | $ / shares																													$ 10
Conversion rate of note total		$ 19,000																$ 19,000
Debt conversion, converted instrument, amount																										$ 46,296			$ 926
Loss on settlement of notes payable																										3,000
Stock exchanged during period, value																										6,800
Proceeds from notes payable, net of original issuance discount																										$ 131,800			$ 73,800	$ 172,031
Exercise price (in Dollars per share) | $ / shares																																						$ 2.767
Warrant term										6 years																			6 years
Share price (in Dollars per share) | $ / shares																														$ 10
Warrants (in Shares) | shares																										146,678,131			476,364,277	28,196,377
Issuance of additional notes payable																								$ 30,000
Net proceeds					$ 46,800				$ 30,400		$ 35,600		$ 6,400	$ 5,200		$ 3,300
Original issue discount rate					10.00%				8.00%																					15.00%
Interest rate																													14.00%
Maturity date					Aug. 14, 2026															Oct. 27, 2028				Mar. 01, 2022	Jun. 09, 2028					Feb. 10, 2023
Principal amount repaid																							$ 30,000
Accrued interest								$ 2,100															$ 2,100						$ 23,300
Diluted capitalization percentage																													0.20%
Exercise price (in Dollars per share) | $ / shares				$ 0.6427																								$ 0.5	$ 10
Fair value of warrants APIC										$ 2,500					$ 5,000										$ 5,100	$ (94,917)	$ (1,186)		$ 69,671	$ 22,700
Payment premium percentage																								14.00%					14.00%
Restricted Cash																										33,274	$ 277,386		$ 18,514	530,477
Payment Premium																							$2.1
Principal amount					$ 52,000				$ 33,900		20,000		$ 7,000												$ 20,000
Issunace and discount of debt issucance costs											200
Interest, per annum																													15.00%
Accured interest payable														15.75%											30.00%				8.00%
Purchase additional amount											$ 40,000
Debt issuance costs									800							$ 200
Convertible shares percentage							30.00%
Aggregate principal amount			$ 6,700	$ 7,500															$ 6,700	$ 7,500		$ 35,000														$ 200
Exercise purchase option																						$ 40,000
Conversion of convertible securities (in Shares) | shares			11,496,868														423,053		11,496,868
Purchasers fund					52,000
Original issuance discounts					5,200																								$ 27,000
Bear interest payable																0.00%													10.00%
Total potential commitments																													$ 300,000
Aggregate principal amount				7,500																7,500									75,100
Funding total																													$ 30,000
Bridge warrants, description																													the Company issued the Purchasers a total of 16,392,267 warrants (“Bridge Warrants” or “SPA Warrants”). Upon their issuance, the Bridge Warrants had an exercise price of $5.0 per share, subject to full ratchet anti-dilution protection and other adjustments, exercisable for seven years from the date of issuance (see Note 14, Stockholders’ Equity). The Company may repurchase the Bridge Warrants for $0.01 per share if and to the extent the VWAP of the Company’s Class A Common Stock during 20 out of 30 trading days prior to the repurchase is greater than $15.0 per share, subject to certain additional conditions. During the year ended December 31, 2022, the Purchasers exercised 8,559,863 Bridge Warrants. As of December 31, 2022, there were 346,453,115 Bridge Warrants outstanding.
Comprehensive Loss																													$ 95,100	24,700
Converted equity																													45,400
Notes payable issuance costs																													3,800
Additional paid in capital		900																$ 900								3,723,446			3,655,771	3,482,226
Notes payable																													85,200											$ 700	$ 4,400	$ 4,400
Loan from related party notes payable																													91,400	700
Cash																																							$ 10,000
Net carrying amount																													93,700
Original issuance discounts													8.00%	6.50%		6.50%
PaymentsOfDebtIssuanceCosts																$ 3,800													$ 3,834	3,355
premium convertible into equity, percentage														50.00%															50.00%
Warrant [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																												$ 0.5
Fair value of warrants APIC																													$ 8,000
Notes Payable [Member]
Notes Payable (Details) [Line Items]
Change in fair value measurements																													7,700
Principal amount														$ 5,600
Fair Value, Inputs, Level 3 [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																										92,665			26,008
Loan from related party notes payable																										$ 9,100			8,700	13,300
Fair value hierarchy																													4,900	5,400
Bridge Warrants [Member]
Notes Payable (Details) [Line Items]
Purchase of shares (in Shares) | shares																										48,714,277
Warrant term																										7 years
Repurchase price (in Dollars per share) | $ / shares																										$ 0.01
Warrants exercised (in Shares) | shares																										35,314,752
Warrants (in Shares) | shares																										93,571,419
U.S. based investment firm [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Principal amount									$ 33,900
NPA [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable															85,000
Notes payable, principal amount															55,000
Net proceeds															$ 51,500
Original issue discount rate															4.00%
Interest rate															14.00%
Maturity date															Mar. 01, 2022
Principal amount repaid								$ 55,000
Accrued interest															$ 7,700
Fair value of warrants APIC																													2,000
NPA [Member] | U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Net proceeds																9,900
Principal amount																11,300
Debt issuance costs																$ 500
Original issuance discounts																8.00%
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																										$ 4,900			4,900
Business Combination [Member]
Notes Payable (Details) [Line Items]
Restricted Cash																														25,000
Business Combination [Member]
Notes Payable (Details) [Line Items]
Accrued interest																													7,400
Cash																													48,200
Minimum [Member]
Notes Payable (Details) [Line Items]
conversion rate																		1.05%
Cash requirement																													$ 5,000
Liquidation premium, percentage														42.00%
Minimum [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Liquidation premium, percentage																													35.00%
Minimum [Member] | Bridge Warrants [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																										$ 0.89
Number of trading days																										20
Minimum [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Original issue discount percent																									8.00%
Maximum [Member]
Notes Payable (Details) [Line Items]
conversion rate																		0.89%
Cash requirement																													$ 25,000
Liquidation premium, percentage														52.00%
Maximum [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Liquidation premium, percentage																													45.00%
Maximum [Member] | Bridge Warrants [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																										$ 1.05
Number of trading days																										30
Maximum [Member] | NPA [Member]
Notes Payable (Details) [Line Items]
Original issue discount percent																									13.00%
Senyun [Member]
Notes Payable (Details) [Line Items]
Financing sources description																													On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1.5 million on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).
Bridge Notes Due on October 27, 2028 At 10.00% [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Original issue discount percent																													10.00%
Bridge Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Original issue discount percentage						50.00%
Total commitments						$ 300,000
Option to purchase additional notes, period						12 months
Aggregate principal																										$ 61,600
Fair value notes payable																										42,700
Change in fair value measurements																										79,500
Accrued interest																										3,600
Debt issuance costs																										$ 1,100
Bridge Notes [Member] | Make-Whole Amount [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Original issue discount percent																										15.00%
Conversion price, percentage																										90.00%
Bridge Notes [Member] | Senyun [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																													$ 26,000
Third Bridge Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Aggregate principal				$ 7,500																$ 7,500
Fourth Bridge Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Aggregate principal																																		$ 7,500
Third And Fourth Bridge Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 1.05
SPA Notes [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																										$ 1.05
Conversion rate of note total		19,000																$ 19,000
Debt conversion, converted instrument, amount		$ 900
SPA Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Aggregate principal	$ 135,000				$ 25,000	$ 25,000																									$ 25,000
Conversion price (in Dollars per share) | $ / shares				$ 1.05
conversion rate	1.05%
Option to purchase additional shares, percentage of notes issued	50.00%
SPA Notes [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
conversion rate		1.05%
SPA Notes [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
conversion rate		0.89%
Replacement Note [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 0.89
Replacement Note [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Aggregate principal	$ 31,000
NPA And SPA Warrants [Member]
Notes Payable (Details) [Line Items]
Aggregate principal	$ 41,000
Conversion price (in Dollars per share) | $ / shares					$ 0.89	$ 0.89
Purchase of shares (in Shares) | shares	198,129,990
Aggregate shares to be exchanged (in Shares) | shares	90,489,346
Tranche C Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Aggregate principal																															$ 40,000
Original issue discount percent																															14.00%
Proceeds from notes payable, net of original issuance discount																										$ 105,000
Proceeds from notes payable, net of original issuance discount																										92,600
Tranche B Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Aggregate principal																															$ 5,000
Original issue discount percent																															16.00%
Proceeds from notes payable, net of original issuance discount																										34,000
Proceeds from notes payable, net of original issuance discount																										29,300
Tranche A Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Proceeds from notes payable, net of original issuance discount																										10,000
Proceeds from notes payable, net of original issuance discount																										8,800
Bridge Notes and Bridge Warrants [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																										92,700
Bridge Warrants [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																										28,500
Change in fair value measurements																										$ 18,200
ATW [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																					$ 10
VWAP [Member]
Notes Payable (Details) [Line Items]
Conversion price, percentage																					95.00%
SPA [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																				$ 1.05
Aggregate principal amount																																			$ 60,000
Conversion price																				$ 25,000
Bridge Warrants [Member] | Senyun [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																													$ 95,100
Class A Common Stock [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares					2.69	2.69
Per share price (in Dollars per share) | $ / shares																																	$ 0.21
Purchase of shares (in Shares) | shares																									1,500,000
Share price (in Dollars per share) | $ / shares																										$ 15
Exercise price (in Dollars per share) | $ / shares									$ 10	$ 10	$ 10																		$ 10
Warrants to purchase shares (in Shares) | shares										670,092																			662,083
Price per share (in Dollars per share) | $ / shares																									$ 10
Purchase shares (in Shares) | shares																													1,187,083
Notes payable																													$ 25,900
Shares of common stock (in Shares) | shares																													7,688,153
Class A Common Stock [Member] | Common Stock [Member]
Notes Payable (Details) [Line Items]
Number of consecutive trading days																																	7
Stock exchanged during period, value																														9
Class A Common Stock [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Original issuance discounts												$ 75,100
Class A Common Stock [Member] | Business Combination [Member]
Notes Payable (Details) [Line Items]
Shares of common stock (in Shares) | shares																													6,854,013
Class A Common Stock [Member] | Bridge Notes [Member] | Notes Payable [Member]
Notes Payable (Details) [Line Items]
Debt instrument, convertible, threshold consecutive trading days																										5
Class A Common Stock [Member] | SPA Notes [Member]
Notes Payable (Details) [Line Items]
Threshold value																																	$ 1,500
Class A Common Stock [Member] | SPA Notes [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																																	$ 0.21
Class A Common Stock [Member] | Conversion Price [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares					$ 2.2865	$ 2.2865
ATW NPA Notes and Bridge Notes [Member]
Notes Payable (Details) [Line Items]
Additional paid in capital																													$ 99,500	98,400
East West Bank [Member]
Notes Payable (Details) [Line Items]
Accrued interest																														$ 200
Principal amount																													$ 9,000
U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Issunace and discount of debt issucance costs											$ 4,200
Interest, per annum																									10.00%